COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2017
COMMITMENTS AND CONTINGENCIES [Text Block]

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases

The Company has long-term leases for its offices under cancelable operating leases from August 1, 2013 through September 30, 2017. At March 31, 2017, future minimum contractual obligations were as follows:

	Facilities	Equipment

Year ending March 31, 2018	$75,750	$4,348
Total Minimum Lease Payments:	$75,750	$4,348

On October 3, 2014, the Company entered into a 3 -year sub-lease agreement requiring a monthly payment of $5,000 for office space in Scottsdale, Arizona, with a basic monthly lease increase to $6,000 per month in second year of the lease and to $7,000 per month in the third year of the lease. The Company shall have the option to extend this lease for one (1) additional three (3) year term for increased monthly rent.

On August 2, 2013, the Company entered into a 4 -year lease agreement for certain office equipment requiring a monthly payment of $870.

On April 1, 2016, the Company entered into an 18 -month lease agreement for certain warehouse space requiring a monthly payment of $1,125.

On December 1, 2016, the Company entered into a 16 -month lease agreement for certain warehouse space requiring a monthly payment of $2,250.